JPMorgan Climate Change Solutions ETF
Schedule of Portfolio Investments as of July 31, 2023
(Unaudited)
THE “UNAUDITED EXCHANGE-TRADED FUNDS HOLDINGS”
LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES
ONLY.  IT IS NOT TO BE REPRODUCED FOR USE AS
ADVERTISING OR SALES LITERATURE WITH THE GENERAL
PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2023.

JPMorgan Climate Change Solutions ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023  (Unaudited)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 99.3%
Canada — 1.8%
West Fraser Timber Co. Ltd.	4,944	416,546
China — 0.9%
Contemporary Amperex Technology Co. Ltd., Class A	3,320	110,679
NARI Technology Co. Ltd., Class A	27,320	93,037
		203,716
Denmark — 2.1%
Orsted A/S (a)	1,059	92,153
Vestas Wind Systems A/S *	14,556	389,322
		481,475
Finland — 1.8%
UPM-Kymmene OYJ	12,760	422,454
France — 5.0%
Dassault Systemes SE	16,770	716,727
Neoen SA (a)	3,177	104,464
Nexans SA	1,043	92,598
SPIE SA	8,086	242,725
		1,156,514
Germany — 9.7%
Encavis AG *	5,385	90,294
Infineon Technologies AG	17,629	774,539
Mercedes-Benz Group AG	9,600	766,684
Siemens AG (Registered)	3,496	595,866
		2,227,383
Ireland — 2.7%
Kingspan Group plc	7,743	621,480
Italy — 2.1%
Ariston Holding NV	4,070	37,881
Prysmian SpA	10,810	431,050
		468,931
Japan — 5.6%
Daikin Industries Ltd.	2,300	465,057
Keyence Corp.	1,600	717,988
Kurita Water Industries Ltd.	2,300	92,495
		1,275,540
Netherlands — 1.0%
Alfen N.V. * (a)	1,395	96,803
Arcadis NV	2,906	127,405
		224,208
Norway — 0.3%
TOMRA Systems ASA	3,919	60,395

JPMorgan Climate Change Solutions ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
South Korea — 6.8%
LG Energy Solution Ltd. *	1,814	796,947
Samsung SDI Co. Ltd.	1,452	757,951
		1,554,898
Spain — 3.8%
EDP Renovaveis SA	5,144	98,255
Iberdrola SA	55,664	694,772
Solaria Energia y Medio Ambiente SA *	5,613	87,794
		880,821
Sweden — 0.9%
Boliden AB	3,344	98,345
Nibe Industrier AB, Class B	12,663	114,065
		212,410
Switzerland — 6.1%
ABB Ltd. (Registered)	15,558	624,304
DSM-Firmenich AG	819	90,500
Sika AG (Registered)	2,163	673,207
		1,388,011
United Kingdom — 3.9%
CNH Industrial NV	36,457	523,523
Spirax-Sarco Engineering plc	747	106,686
SSE plc	12,475	269,749
		899,958
United States — 44.8%
AGCO Corp.	3,381	450,011
Array Technologies, Inc. *	14,756	281,102
Autodesk, Inc. *	3,145	666,708
Brookfield Renewable Corp.	3,874	120,753
Carrier Global Corp.	13,423	799,340
Cognex Corp.	4,644	253,655
Deere & Co.	1,360	584,256
Eaton Corp. plc	552	113,337
Enphase Energy, Inc. *	481	73,030
First Solar, Inc. *	580	120,292
Johnson Controls International plc	1,921	133,606
Linde plc	598	233,621
NextEra Energy, Inc.	9,435	691,585
Quanta Services, Inc.	3,850	776,237
Rayonier, Inc., REIT	8,589	284,468
Schneider Electric SE	4,582	817,301
Shoals Technologies Group, Inc., Class A *	2,157	55,996
SolarEdge Technologies, Inc. *	1,642	396,477
TE Connectivity Ltd.	1,567	224,849
Tetra Tech, Inc.	1,545	261,429
Trane Technologies plc	3,657	729,352
Trex Co., Inc. *	5,442	376,260

JPMorgan Climate Change Solutions ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
United States — continued
Trimble, Inc. *	1,615	86,887
Weyerhaeuser Co., REIT	20,152	686,377
Xylem, Inc.	9,316	1,050,379
		10,267,308
Total Common Stocks (Cost $22,510,726)		22,762,048
Short-Term Investments — 0.3%
Investment Companies — 0.3%
JPMorgan Prime Money Market Fund Class IM Shares, 5.43% (b) (c)(Cost $71,322)	71,287	71,301
Total Investments — 99.6% (Cost $22,582,048)		22,833,349
Other Assets Less Liabilities — 0.4%		91,348
NET ASSETS — 100.0%		22,924,697

Percentages indicated are based on net assets.

Abbreviations
OYJ	Public Limited Company
REIT	Real Estate Investment Trust

*	Non-income producing security.
(a)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of July 31, 2023.

JPMorgan Climate Change Solutions ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023  (Unaudited) (continued)
Summary of Investments by Industry, July 31, 2023
The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:
INDUSTRY	PERCENT OF TOTAL INVESTMENTS
Electrical Equipment	17.1%
Building Products	14.2
Machinery	12.6
Electronic Equipment, Instruments & Components	8.9
Electric Utilities	7.6
Software	6.1
Semiconductors & Semiconductor Equipment	6.0
Chemicals	4.4
Specialized REITs	4.2
Paper & Forest Products	3.7
Construction & Engineering	3.4
Automobiles	3.3
Industrial Conglomerates	2.6
Commercial Services & Supplies	2.2
Independent Power and Renewable Electricity Producers	2.2
Others (each less than 1.0%)	1.2
Short-Term Investments	0.3

JPMorgan Climate Change Solutions ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023 (Unaudited) (continued)
A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Funds on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Funds. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset value (“NAV”) of the Fund is calculated on a valuation date. Certain foreign equity instruments are valued by applying international fair value factors provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAV is calculated.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Canada	$416,546	$—	$—	$416,546
China	—	203,716	—	203,716
Denmark	—	481,475	—	481,475
Finland	—	422,454	—	422,454
France	—	1,156,514	—	1,156,514
Germany	—	2,227,383	—	2,227,383
Ireland	621,480	—	—	621,480
Italy	37,881	431,050	—	468,931

JPMorgan Climate Change Solutions ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023 (Unaudited) (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Japan	$—	$1,275,540	$—	$1,275,540
Netherlands	—	224,208	—	224,208
Norway	—	60,395	—	60,395
South Korea	—	1,554,898	—	1,554,898
Spain	—	880,821	—	880,821
Sweden	—	212,410	—	212,410
Switzerland	90,500	1,297,511	—	1,388,011
United Kingdom	523,523	376,435	—	899,958
United States	9,450,007	817,301	—	10,267,308
Total Common Stocks	11,139,937	11,622,111	—	22,762,048
Short-Term Investments
Investment Companies	71,301	—	—	71,301
Total Investments in Securities	$11,211,238	$11,622,111	$—	$22,833,349
B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended July 31, 2023
Security Description	Value at October 31, 2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at July 31, 2023	Shares at July 31, 2023	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 5.43% (a) (b)	$—	$419,228	$347,942	$35	$(20)	$71,301	71,287	$2,864	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.27% (a) (b)	—	800,972	800,972	—	—	—	—	1,554	—
Total	$—	$1,220,200	$1,148,914	$35	$(20)	$71,301		$4,418	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of July 31, 2023.